Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvements	131,588	114,319
Electronic equipment	36,101	42,363
Machinery	13,178	18,225
Office furniture and equipment	10,146	15,499
Vehicles	4,398	3,927
Construction in progress	31,389	12
Total	226,800	194,345
Less: accumulated depreciation	(161,922)	(119,972)
Property and equipment, net	64,878	74,373

The Group recorded depreciation expense of RMB114,047, RMB53,683 and RMB37,994 for the years ended December 31, 2022, 2023 and 2024 respectively.

The Group recorded impairment losses for property and equipment of RMB72,629, nil and nil for the years ended December 31, 2022, 2023 and 2024 respectively. The impairment losses were mainly charged for leasehold improvements of certain offline stores decided to close. The impairment losses were charged to selling and marketing expenses in the consolidated statements of operations.